Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease
Lease

Note 11. Lease

Beginning on August 1, 2016, the Company leased its headquarters facility under an operating lease agreement that was scheduled to expire on June 30, 2022. Rent expense was $80,000 annually during the first year of the lease term and increased by 1.5% annually thereafter.  The lease was terminated one month early, and a new lease agreement, at the existing headquarters location, commenced on June 1, 2022.  The term of the new lease agreement is 84 months. The first year’s rent will be $118,487 and will increase by 2% annually thereafter.

Supplemental balance sheet information related to the leases on June 30, 2022 and December 31, 2021 is as follows:

Description	Classification	June 30, 2022	December 31, 2021

Right of Use Asset - Lease, net	Other assets (non-current)	$684,552	$41,490

Operating Lease Liability - Short Term	Accrued liabilities	73,030	42,347
Operating Lease Liability - Long Term	Other long-term liabilities	612,136	0

Total Operating Lease Liability		$685,166	$42,347

Discount Rate - Operating Lease		7.0%	6.0%

NOTE 12. - LEASE

Beginning on August 1, 2016, the Company leases its headquarters facility under an operating lease agreement that expires on June 30, 2022. The Company has the right to terminate the lease upon six months prior notice after three years of occupancy. Rent expense is $80,000 annually during the first year of the lease term and increases by 1.5% annually thereafter.

Upon adoption of the ASU on January 1, 2019, the Company recognized a right-of-use asset of $265,825 and a lease liability of $265,825 related to the existing office lease that is classified as an operating lease.

Supplemental balance sheet information related to the operating lease was as follows:

December 31, 2021
Right of use asset - lease, net	$41,490
Operating lease liability - short-term	$42,437
Operating lease liability - long-term	0
Total operating lease liability	$42,437

Discount rate - operating lease	6.0%